COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements	¥ 0